CRITICAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Retained Earnings (Accumulated Deficit)	$ 3,044,694		$ 1,908,287	$ 1,096,594
Property, Plant and Equipment, Useful Life			3 years
Share based compensation	588,080	$ 102,600	$ 180,600
Estimated interest or penalties	0		0
Deferred offering costs	$ 93,830
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			37,000,000